FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Balance, beginning of year	$ 6,957
Changes in fair value measurement, assets [abstract]
Balance, end of year	4,135	$ 6,957
Financial liabilities
Balance, beginning of year	72,738
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	62,794	72,738
Level 3
Financial assets
Balance, beginning of year	767	835
Changes in fair value measurement, assets [abstract]
Additions		201
Dispositions/ Warrant exercise		(7)
Fair value gains, net and OCI		(14)
Other		(248)
Balance, end of year		767
Financial liabilities
Balance, beginning of year	838	836
Changes in fair value measurement, liabilities [abstract]
Additions		0
Dispositions/ Warrant exercise		(2)
Fair value gains, net and OCI		4
Other		0
Balance, end of year		838
Level 3 | IFRS 9
Financial assets
Balance, beginning of year	767
Changes in fair value measurement, assets [abstract]
Additions	950
Dispositions/ Warrant exercise	(125)
Fair value gains, net and OCI	206
Other	(427)
Balance, end of year	1,371	767
Financial liabilities
Balance, beginning of year	838
Changes in fair value measurement, liabilities [abstract]
Additions	0
Dispositions/ Warrant exercise	0
Fair value gains, net and OCI	8
Other	76
Balance, end of year	$ 922	$ 838